Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Critical accounting estimates and assumptions
Cash and cash equivalents	$ 397,499	$ 445,713	$ 293,823	$ 425,436	$ 433,048	$ 514,078